Details of treasury and other financial risks - Remaining minimum payments under sale-and-leaseback arrangements (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 72	€ 85
Not later than one year [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	55
Later than one year and not later than two years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	38
Later than two years and not later than three years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	23
Later than three years and not later than four years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	14
Later than four years and not later than five years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	5
Later than five years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 18